CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Clinical testing revenues	$ 6,668	$ 1,099	$ 405
Licensing revenues	1,600	228
Total revenues	8,268	1,327	405
Cost of clinical testing revenues	6,192	1,310	709
Cost of licensing revenues	80
Total cost of revenues	6,272	1,310	709
Gross profit (loss)	1,996	17	(304)
Operating expenses:
Research and development, net	2,956	1,927	1,744
Sales, marketing and business development	7,350	6,848	7,002
General and administrative	7,566	5,494	4,297
Gain from bargain purchase related to acquisition of CynoGen, Inc.	(155)
Total operating expenses	17,717	14,269	13,043
Operating loss	15,721	14,252	13,347
Financial expense (income), net	1,605	259	(177)
Loss before taxes	17,326	14,511	13,170
Income tax expense	19	15
Loss from continuing operations	17,345	14,526	13,170
Net comprehensive (income) from discontinued operations			(273)
Net comprehensive loss after discontinued operations	$ 17,345	$ 14,526	$ 12,897
Basic and diluted net loss per Ordinary Share from continuing operations	$ 1.15	$ 1.29	$ 1.37
Basic and diluted net (income) per Ordinary Share from discontinued operations			(0.03)
Basic and diluted net loss per Ordinary Share	$ 1.15	$ 1.29	$ 1.34
Weighted average number of Ordinary Shares used to compute basic and diluted net loss per Ordinary Share	15,092,679	11,239,892	9,593,952